Expense Example	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	551	847	1,165	2,064	282	647	1,138	2,492	81	338	616	1,408	532	780	1,047	1,809	262	577	1,019	2,246	111	423	758	1,704	60	267	490	1,133